Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Jan. 31, 2019
Disclosure Of Other Financial Liabilities [abstract]
Dealer holdback programs and customers deposits	$ 100.2	$ 96.9
Due to Bombardier Inc.	22.3	22.3
Derivative financial instruments	5.2	8.9
Due to a pension management company	1.0	2.3
Financial liability related to NCIB	70.3
Non-controlling interest liability	19.0
Other	11.9	6.3
Total other financial liabilities	229.9	136.7
Current	182.9	108.3
Non-current	47.0	28.4
Total other financial liabilities	$ 229.9	$ 136.7